                        METROPOLITAN SERIES FUND, INC.
                        SUPPLEMENT DATED JULY 15, 1999
                                      To
                        PROSPECTUS DATED APRIL 30, 1999

  The following information supplements the Metropolitan Series Fund Prospectus dated April 30, 1999. You should keep this Supplement to the Prospectus for future reference.

  1. Foreign securities for the Loomis Sayles High Yield Bond Portfolio: The following is added as the last sentence under "About the Loomis Sayles High Yield Bond Portfolio--Principal investment strategies" on page 6 of the
Prospectus:

    "The Portfolio expects to invest a substantial amount of its assets in securities of foreign (non-U.S. domiciled) companies."

  2. Deletion of Neuberger Berman Prior Performance: The following changes are made to the information included under "Appendix A to Prospectus--Portfolio Manager Prior Performance":

    A. Delete reference to Neuberger Berman Partners Mid Cap Value Portfolio in the first sentence of the first paragraph on page 32 of the Prospectus.

    B. Change the second to the last word to "three" rather than "four" in the second sentence of the first paragraph on page 32 of the Prospectus to reflect that portfolio manager prior performance is available with respect to the portfolio managers of three of the Portfolios.

    C. Revise the last sentence of the third paragraph on page 32 of the Prospectus to add Neuberger Berman Partners Mid Cap Value Portfolio to the list of Portfolios for which no similar account performance information is available.

    D. Delete the section headed "Neuberger Berman" on page 33 of the Prospectus.

  3. Typographical errors: Item 20 in the table under "Appendix B to Prospectus" on page 36 of the Prospectus is corrected by adding Portfolio number "13" under "A" in the "Portfolios" column and by changing the reference under "C" from Portfolio number "14" to Portfolio number "7."

                                                      L99078N3A(exp0500)MLIC-LD